DEBT AND LEASE ARRANGEMENTS - Lease Expenses not Included in the Measurement of Lease Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Expense relating to short-term leases	$ 644	$ 1,156
Expense relating to variable lease payments not included in the lease liabilities	$ 1,172	$ 1,209